INCOME TAX (Details 13)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rate	30.00%	31.00%	32.00%	33.00%
Additional points	0.00%	3.00%	3.00%	4.00%
Total rate	30.00%	34.00%	35.00%	37.00%